Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 21, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Balances and Transactions (Details) [Line Items]
Amount payable		$ 30,925
Receivable from shareholder		24,575	$ 8,475	$ 1,351,969
Borrowed amount		63,975
Payment to related party			$ 8,475
Ordinary shares were granted (in Shares)	6,000
Compensations at a fair value	$ 213,840
Shares issued to directors	1
Additional Paid-in Capital [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued to directors	$ 213,839	$ 213,839
Three Directors [Member]
Related Party Balances and Transactions (Details) [Line Items]
Independent directors of share compensations (in Shares)	2,000